Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk
(18)	Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues are as follows:

	Year ended December 31,
	2018	% of sales	2019	% of sales	2020	% of sales
	RMB		RMB		RMB

Huaxia Life Insurance Company Limited (“Huaxia”)	1,100,027	31.7%	882,539	23.8%	606,581	18.6%

Aeon Life Insurance Co., Ltd. (“Aeon”).	453,120	13.1%	677,707	18.3%	560,341	17.1%
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	*	*	595,600	16.1%	504,489	15.4%
Evergrande Life Insurance Co., Ltd. (“Evergrande”)	*	*	*	*	339,567	10.4%
Tianan Life Insurance Co., Ltd. (“Tianan”)	704,933	20.3%	447,430	12.1%	*	*
	2,258,080	65.1%	2,603,276	70.3%	2,010,978	61.5%

*	represented less than 10% of total net revenues as of the year.

Details of the customers which accounted for 10% or more of gross accounts receivable are as follows:

	As of December 31,
	2019	%	2020	%
	RMB		RMB
Sinatay	100,872	14.4%	126,820	20.7%
Huaxia	213,851	30.4%	108,232	17.7%
Aeon	*	*	106,658	17.4%
Evergrande	*	*	66,660	10.9%
	314,723	44.8%	408,370	66.7%

*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short investments with financial institutions with high-credit ratings and quality.